Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Statement of Cash Flow [Abstract]
Schedule of Change in Cash Flow Information

Changes in non-cash working capital:	December 31, 2025	December 31, 2024

Accounts receivable and other	$(80,083)	$(12,032)
Inventories	(40,649)	(29,380)
Accounts payable and accrued liabilities	111,245	61,966
	$(9,487)	$20,554